CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Current liabilities	¥ 1,897,714	$ 297,793	¥ 1,014,568
Non-current liabilities	¥ 169,302	$ 26,567
Convertible redeemable preferred shares, shares issued	182,185,704	182,185,704
Convertible redeemable preferred shares, shares outstanding			180,336,722
Without recourse | VIE
Current liabilities | ¥	¥ 295,911		¥ 152,482
Non-current liabilities | ¥	¥ 26,158		¥ 0
Series A convertible redeemable preferred stock
Convertible redeemable preferred shares, par value | $ / shares		$ 0.000125		$ 0.000125
Convertible redeemable preferred shares, shares authorized	36,009,602	36,009,602	0
Convertible redeemable preferred shares, shares issued	0	0	36,009,602
Convertible redeemable preferred shares, shares outstanding	0	0	36,009,602
Convertible redeemable preferred shares, redemption value | ¥	¥ 0		¥ 89,551
Series B convertible redeemable preferred stock
Convertible redeemable preferred shares, par value | $ / shares		$ 0.000125		0.000125
Convertible redeemable preferred shares, shares authorized	0	0	25,164,697
Convertible redeemable preferred shares, shares issued	0	0	25,164,697
Convertible redeemable preferred shares, shares outstanding	0	0	25,164,697
Convertible redeemable preferred shares, redemption value | ¥	¥ 0		¥ 220,403
Series C convertible redeemable preferred stock
Convertible redeemable preferred shares, par value | $ / shares		$ 0.000125		0.000125
Convertible redeemable preferred shares, shares authorized	0	0	27,935,316
Convertible redeemable preferred shares, shares issued	0	0	27,935,316
Convertible redeemable preferred shares, shares outstanding	0	0	27,935,316
Convertible redeemable preferred shares, redemption value | ¥	¥ 0		¥ 556,552
Series D convertible redeemable preferred stock
Convertible redeemable preferred shares, par value | $ / shares		$ 0.000125		0.000125
Convertible redeemable preferred shares, shares authorized	0	0	22,334,525
Convertible redeemable preferred shares, shares issued	0	0	22,334,525
Convertible redeemable preferred shares, shares outstanding	0	0	22,334,525
Convertible redeemable preferred shares, redemption value | ¥	¥ 0		¥ 943,841
Series D1 Convertible Redeemable Preferred Stock
Convertible redeemable preferred shares, par value | $ / shares		$ 0.000125		0.000125
Convertible redeemable preferred shares, shares authorized	0	0	6,947,330
Convertible redeemable preferred shares, shares issued	0	0	6,947,330
Convertible redeemable preferred shares, shares outstanding	0	0	6,947,330
Convertible redeemable preferred shares, redemption value | ¥	¥ 0		¥ 315,239
Series E convertible redeemable preferred stock
Convertible redeemable preferred shares, par value | $ / shares		$ 0.000125		0.000125
Convertible redeemable preferred shares, shares authorized	0	0	27,267,380
Convertible redeemable preferred shares, shares issued	0	0	27,267,380
Convertible redeemable preferred shares, shares outstanding	0	0	27,267,380
Convertible redeemable preferred shares, redemption value | ¥	¥ 0		¥ 2,244,966
Series F convertible redeemable preferred stock
Convertible redeemable preferred shares, par value | $ / shares		$ 0.000125		0.000125
Convertible redeemable preferred shares, shares authorized	0	0	34,677,873
Convertible redeemable preferred shares, shares issued	0	0	34,677,872
Convertible redeemable preferred shares, shares outstanding	0	0	34,677,872
Convertible redeemable preferred shares, redemption value | ¥	¥ 0		¥ 3,520,796
Class A Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.000125		0.000125
Ordinary shares, shares authorized	1,500,000,000	1,500,000,000	200,435,685
Common stock shares issued	279,835,705	279,835,705	40,080,478
Ordinary shares, shares outstanding	279,835,704	279,835,704	40,080,478
Class B Ordinary shares
Convertible redeemable preferred shares, shares authorized	50,000,000	50,000,000	19,227,592
Ordinary shares, par value | $ / shares		$ 0.000125		$ 0.000125
Common stock shares issued	19,227,592	19,227,592	19,227,592
Ordinary shares, shares outstanding	19,227,592	19,227,592	19,227,592